INCOME TAXES Schedule of components of earnings (loss) before income taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Continuing operations:
Canadian	$ 2,611	$ 3,604	$ 6,497
Foreign	(4,225)	(21,734)	(20,436)
Loss before income taxes	(1,614)	(18,130)	(13,939)
Discontinued operations:
Canadian	0	0	80,395
Foreign	0	0	14,488
Earnings before income taxes	0	0	94,883
Earnings (loss) before income taxes	$ (1,614)	$ (18,130)	$ 80,944